Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company’s Principal Subsidiaries, and the VIE

Details of the Company’s principal subsidiaries, and the VIE are as of December 31, 2025 as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Youbus International Limited (“Youbus International”)	February 16, 2022	British Virgin Islands	100%	Investment holding
Webus Hongkong Limited (“Webus HK”)	February 22, 2022	Hong Kong	100%	Investment holding
Wetour Travel Tech LLC (“Wetour”)	March 16, 2022	The United States	100%	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech” or “WFOE”)	August 31, 2022	The PRC	100%	Investment holding
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”)	August 16, 2019	The PRC	100%	Transportation services
Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”)	August 27, 2020	The PRC	100%	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”)	June 10, 2025	The PRC	100%	Technical services & software development and consulting & management services

Schedule of VIE Included in the Company’s Unaudited Condensed Consolidated Financial Statements	The carrying amounts of the assets, liabilities and the results of operations of the VIE included in the Company’s unaudited condensed consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows, which are prepared before eliminating the inter-company balances and transactions between the VIE, the Company and its subsidiaries, are as follows:
	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
		(Unaudited)
ASSETS
Current assets:
Cash and cash equivalents	536,444	7,015
Short-term investment	198,660	-
Accounts receivable	114,351	663,607
Amounts due from group companies	113,351	-
Prepaid expenses and other current assets	17,652,212	9,388,075
Total current assets	18,615,018	10,058,697

Non-current assets:
Property and equipment, net	30,944,721	29,925,568
Right-of-use assets, net	62,624	-
Total non-current assets	31,007,345	29,925,568
TOTAL ASSETS	49,622,363	39,984,265

LIABILITIES
Current liabilities:
Short-term borrowing	30,000,000	19,500,000
Current portion of long-term borrowings	-	2,200,000
Accounts payable	750	750
Lease liabilities-current	55,454	-
Amounts due to a related party	-	20,000
Accrued expenses and other current liabilities	522,414	1,213,957
Total current liabilities	30,578,618	22,934,707

Long-term borrowings	2,200,000	-
Total non-current liabilities	2,200,000	-
TOTAL LIABILITIES	32,778,618	22,934,707

Commitments and Contingencies (Note 14)

SHAREHOLDERS’ EQUITY
Additional paid-in capital	57,713,162	56,241,465
Accumulated deficit	(40,869,417)	(39,191,907)
Total shareholders’ equity	16,843,745	17,049,558
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	49,622,363	39,984,265
	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
Revenues	3,748,665	4,150,527
Cost of revenues	(404,210)	(155,638)
Gross profit	3,344,455	3,994,889
Operating expenses	(4,882,586)	(1,925,913)
Loss from operations	(1,538,131)	2,068,976
Other income/ (expenses), net	1,145,950	(391,466)
Income tax expense	-	-
Net (loss) income	(392,181)	1,677,510

	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
Net cash (used in)/ provided by operating activities	(9,286,259)	9,752,859
Net cash (used in)/ provided by investing activities	(9,863,873)	197,712
Net cash provided by/ (used in) financing activities	20,000,000	(10,480,000)
Effect of exchange rate changes on cash and cash equivalents	-	-
Net change in cash and cash equivalents	849,868	(529,429)
Cash and cash equivalents at beginning of the periods	853,749	536,444
Cash and cash equivalents at end of the periods	1,703,617	7,015